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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

               QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                      Investment Company Act file number 811-1355

                                 The Alger Funds

                 -----------------------------------------------
                (Exact name of registrant as specified in charter)

                   111 Fifth Avenue, New York, New York 10003


     ----------------------------------------------------------------------
           (Address of principal executive offices)        (Zip code)


                                 Mr. Hal Liebes

                           Fred Alger Management, Inc.

                                111 Fifth Avenue

                            New York, New York 10003


     ----------------------------------------------------------------------
                     (Name and address of agent for service)


         Registrant's telephone number, including area code: 212-806-8800

         Date of fiscal year end: October 31

         Date of reporting period: July 31, 2006

ITEM 1.  Schedule of Investments.

Schedules of Investments


THE ALGER FUNDS
ALGER LARGECAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2006

COMMON STOCKS-98.8%                                    SHARES          VALUE
                                                   ------------    ------------

AEROSPACE & DEFENSE-1.9%
Boeing Company                                          100,600    $  7,788,452
                                                                   ------------

BIOTECHNOLOGY-2.0%
Biogen Idec Inc.*                                        50,100       2,110,212
Genentech, Inc.*                                         40,000       3,232,800
Gilead Sciences, Inc.                                    53,100       3,264,588
                                                                   ------------
                                                                      8,607,600
                                                                   ------------

CAPITAL MARKETS-4.2%
Bear Stearns Companies Inc.                              46,300       6,568,581
Goldman Sachs Group, Inc.                                37,200       5,682,300
Legg Mason, Inc.                                         64,200       5,358,774
                                                                   ------------
                                                                     17,609,655
                                                                   ------------

CHEMICALS-2.1%
Air Products and Chemicals, Inc.                        136,900       8,752,017
                                                                   ------------

COMMERCIAL BANKS-1.6%
Bank of America Corporation                             133,600       6,884,408
                                                                   ------------

COMMUNICATION EQUIPMENT-3.2%
Cisco Systems, Inc.*                                    474,300       8,466,255
Motorola, Inc.                                          220,600       5,020,856
                                                                   ------------
                                                                     13,487,111
                                                                   ------------

COMPUTERS & PERIPHERALS-5.2%
Apple Computer, Inc.*                                   233,000      15,834,680
Memc Electronic Materials, Inc.*                        124,900       3,799,458
Seagate Technology                                      113,100       2,623,920
                                                                   ------------
                                                                     22,258,058
                                                                   ------------

DIVERSIFIED FINANCIAL SERVICES-2.1%
Prudential Financial, Inc.                              111,200       8,744,768
                                                                   ------------

DIVERSIFIED TELECOMMUNICATION SERVICES-4.1%
ALLTEL Corporation                                      154,400       8,518,248
Level 3 Communication Inc.*                           1,320,900       5,164,719
Verizon Communications Inc.                              64,200       2,171,244
Windstream Corp.                                        122,360       1,533,171
                                                                   ------------
                                                                     17,387,382
                                                                   ------------

ELECTRIC UTILITIES-1.0%
Exelon Corporation                                       76,000       4,400,400
                                                                   ------------

ELECTRONICS-1.2%
Nintendo Co., Ltd. ADR#                                 238,000       5,566,011
                                                                   ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS-2.5%
Emerson Electric Co.                                    133,700      10,551,604
                                                                   ------------

ENERGY EQUIPMENT & SERVICES-7.4%
National-Oilwell Varco Inc.*                            136,300       9,137,552
Schlumberger Limited                                    112,900       7,547,365
Transocean Inc.*                                        108,700       8,394,901
Weatherford International Ltd.*                         131,700       6,168,828
                                                                   ------------
                                                                     31,248,646
                                                                   ------------

FINANCIAL SERVICES-1.0%
Hong Kong Exchanges & Clearing Limited                  331,100       2,151,751
UBS AG                                                   38,400       2,088,960
                                                                   ------------
                                                                      4,240,711
                                                                   ------------

FOOD & STAPLES RETAILING-2.8%
CVS Corporation                                         366,200      11,982,064
                                                                   ------------

FOOD PRODUCTS-2.7%
Archer-Daniels-Midland Company                          256,200      11,272,800
                                                                   ------------

FREIGHT & LOGISTICS-1.5%
FedEx Corp.                                              58,700       6,146,477
                                                                   ------------

HEALTH CARE PROVIDERS & SERVICES-2.6%
Medco Health Solutions, Inc.*                           181,000      10,738,730
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE-2.1%
Wynn Resorts, Limited*                                  139,600       8,935,796
                                                                   ------------

INDUSTRIAL CONGLOMERATES-1.0%
General Electric Company                                130,400       4,262,776
                                                                   ------------

INSURANCE-1.5%
Hartford Financial Services Group, Inc. (The)            75,600       6,413,904
                                                                   ------------

INTERNET & CATALOG RETAIL-3.1%
eBay Inc.*                                              405,600       9,762,792
Netflix  Inc.*                                          163,900       3,391,091
                                                                   ------------
                                                                     13,153,883
                                                                   ------------

INTERNET SOFTWARE & SERVICES-4.4%
Google Inc. Cl. A*                                       10,600       4,097,960
Yahoo! Inc. *                                           527,100      14,305,494
                                                                   ------------
                                                                     18,403,454
                                                                   ------------

MACHINERY-2.5%
Caterpillar Inc.                                         90,000       6,378,300
Joy Global Inc.                                         109,900       4,123,448
                                                                   ------------
                                                                     10,501,748
                                                                   ------------

MEDIA-4.9%
News Corporation Cl. A                                  232,300       4,469,452
Viacom Inc. Cl. B*                                      188,500       6,569,225
XM Satellite Radio Holdings Inc. Cl. A*                 835,600       9,692,960
                                                                   ------------
                                                                     20,731,637
                                                                   ------------

METALS-.5%
Vedanta Resources Plc                                    92,000       2,270,582
                                                                   ------------

METALS & MINING-4.0%
Freeport-McMoRan Copper & Gold, Inc. Cl. B              154,900       8,451,344
Peabody Energy Corporation                               81,500       4,066,850
Vedanta Resources Plc                                   176,300       4,347,558
                                                                   ------------
                                                                     16,865,752
                                                                   ------------

MULTILINE RETAIL-1.2%
Federated Department Stores, Inc.                       137,800       4,838,158
                                                                   ------------

OIL & GAS-4.0%
Exxon Mobil Corporation                                 100,100       6,780,774
Valero Energy Corporation                               148,100       9,986,383
                                                                   ------------
                                                                     16,767,157
                                                                   ------------

PERSONAL PRODUCTS-.9%
Avon Products, Inc.                                     131,200       3,803,488
                                                                   ------------

PHARMACEUTICALS-3.1%
Johnson & Johnson                                       140,800       8,807,040
Pfizer Inc.                                             167,800       4,361,122
                                                                   ------------
                                                                     13,168,162
                                                                   ------------

ROAD & RAIL-2.1%
Burlington Northern Santa Fe Corporation                127,900       8,813,589
                                                                   ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-2.6%
Freescale Semiconductor Inc. Cl. A*                     304,300       8,712,109
Marvell Technology Group Ltd.*                          121,500       2,253,825
                                                                   ------------
                                                                     10,965,934
                                                                   ------------

SOFTWARE-1.1%
Microsoft Corporation                                   189,630       4,556,809
                                                                   ------------

SPECIALTY RETAIL-.5%
Home Depot, Inc.                                         60,700       2,106,897
                                                                   ------------

TEXTILES, APPAREL & LUXURY GOODS-1.3%
Coach, Inc.*                                            192,800       5,535,288
                                                                   ------------

TOBACCO-3.6%
Altria Group, Inc.                                      189,700      15,170,309
                                                                   ------------

TRANSPORTATION-3.1%
Textron Inc.                                            143,400      12,893,093
                                                                   ------------

UTILITIES-1.1%
Veolia Environnement                                     81,000       4,442,850
                                                                   ------------

WIRELESS TELECOMMUNICATION SERVICES-1.1%
NII Holdings Inc. Cl. B*                                 85,700       4,523,246
                                                                   ------------

Total Common Stocks
  (Cost $428,405,723)                                               416,791,406
                                                                   ------------

PURCHASED OPTIONS-.3%
PUT OPTIONS                                           CONTRACTS
                                                      ---------
XM Satellite Radio Holdings/Oct/12.50                     4,397         703,520
Netflix Inc./Dec/27.50                                      820         590,400
                                                                   ------------

Total Purchased Put Options
  (Cost $927,293)                                                     1,293,920
                                                                   ------------

SHORT-TERM INVESTMENT-2.2%
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 4.85%, 8/1/06
  (Cost $9,437,000)                                $  9,437,000       9,437,000
                                                                   ------------

Total Investments
  (Cost $438,770,016)(a)                                  101.4%    427,522,326
Liabilities in Excess of Other Assets                      (1.4)     (5,709,737)
                                                   ------------    ------------
Net Assets                                                100.0%   $421,812,589
                                                   ============    ============

* Non-income producing securities.

# American Depositary Receipts.

a) At July 31, 2006, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $438,770,016, amounted to $11,247,690, which consisted of aggregate gross unrealized appreciation of $15,850,654 and aggregate gross unrealized depreciation of $27,098,344.

                                                         SHARES
                                                       SUBJECT TO
PUT OPTIONS WRITTEN                     CONTRACTS       CALL/PUT
                                        ---------       --------
Netflix  Inc./Dec/22.5
  Premiums Received $153,335)                 820        820,000        $278,800
                                                                        --------

THE ALGER FUNDS
ALGER SMALLCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2006


COMMON STOCKS-94.4%                                    SHARES          VALUE
                                                   ------------    ------------

AEROSPACE & DEFENSE-3.2%
BE Aerospace, Inc.*                                     126,500    $  3,130,875
Esterline Technologies Corporation*                      68,050       2,880,556
SI International Inc.*                                   76,950       2,099,196
                                                                   ------------
                                                                      8,110,627
                                                                   ------------

AIRLINES-.7%
AirTran Holdings, Inc.*                                 140,450       1,761,243
                                                                   ------------

APPAREL-.7%
Gymboree Corp.*                                          52,950       1,774,884
                                                                   ------------

AUTO COMPONETS-1.4%
LKQ Corporation*                                        153,600       3,440,640
                                                                   ------------

AUTOMOTIVE EQUIPMENT & SERVICES-1.0%
Tenneco Inc.*                                           115,500       2,683,065
                                                                   ------------

BIOTECHNOLOGY-5.1%
Cubist Pharmaceuticals, Inc.*                            63,000       1,443,960
Human Genome Sciences, Inc.*                            212,900       2,067,259
InterMune Inc.*                                          82,000       1,309,540
Keryx Biopharmaceuticals, Inc.*                         129,450       1,488,675
Myogen, Inc.*                                            77,250       2,383,935
Onyx Pharmaceuticals, Inc.*                             111,500       1,751,665
Theravance, Inc.*                                       100,150       2,372,554
                                                                   ------------
                                                                     12,817,588
                                                                   ------------

CAPITAL MARKETS-.9%
Greenhill & Co., Inc.                                    39,650       2,298,114
                                                                   ------------

CHEMICALS-.7%
Zoltek Companies, Inc.*                                  79,200       1,827,936
                                                                   ------------

COMMERCIAL BANKS-2.8%
Boston Private Financial Holdings, Inc.                  70,950       1,782,973
Signature Bank*                                          85,700       2,753,541
Wintrust Financial Corporation                           52,000       2,496,520
                                                                   ------------
                                                                      7,033,034
                                                                   ------------

COMMERCIAL SERVICES & SUPPLIES-4.1%
American Reprographics Co.*                              92,900       2,970,942
CoStar Group Inc.*                                       36,750       1,593,847
FTI  Consulting, Inc.*                                  114,700       3,010,875
Gevity HR, Inc.                                         120,600       2,678,526
                                                                   ------------
                                                                     10,254,190
                                                                   ------------

COMMUNICATION EQUIPMENT-1.6%
Polycom, Inc.*                                          124,400       2,761,680
Powerwave Technologies, Inc.*                           160,450       1,273,973
                                                                   ------------
                                                                      4,035,653
                                                                   ------------

COMPUTERS & PERIPHERALS-.5%
Mobility Electronics, Inc.*                             236,550       1,329,411
                                                                   ------------

COMPUTER SERVICES-1.9%
Internap Network Services Corporation*                  130,210       1,582,051
Open Solutions Inc.*                                    115,500       3,193,575
                                                                   ------------
                                                                      4,775,626
                                                                   ------------

COMPUTER TECHNOLOGY-.7%
Atheros Communications*                                 107,100       1,769,292
                                                                   ------------

CONSTRUCTION & ENGINEERING-2.0%
URS Corporation*                                         66,900       2,649,240
Williams Scotsman International Inc.*                   108,500       2,314,305
                                                                   ------------
                                                                      4,963,545
                                                                   ------------

DRUGS & PHARMACEUTICALS-1.2%
United Therapeutics Corporation*                         49,600       2,941,776
                                                                   ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS-.6%
Multi-Fineline Electronix, Inc.*                         63,800       1,586,068
                                                                   ------------

ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS-.6%
Netlogic Microsystems Inc. *                             63,700       1,560,650
                                                                   ------------

ENERGY-1.5%
Veritas DGC Inc.*                                        67,500       3,865,725
                                                                   ------------

ENERGY EQUIPMENT & SERVICES-1.5%
Dril-Quip Inc.                                           42,800       3,616,172
                                                                   ------------

FINANCE-.2%
WNS Holdings Limited*                                    23,400         587,340
                                                                   ------------

FINANCIAL INFORMATION SERVICES-1.1%
GFI Group Inc.*                                          47,400       2,718,864
                                                                   ------------

FINANCIAL SERVICES-1.1%
International  Securities Exchange, Inc. Cl. A           69,400       2,823,886
                                                                   ------------

FOOD & BEVERAGES-1.1%
Hain Celestial Group Inc. (The)*                        123,300       2,663,280
                                                                   ------------

HEALTH CARE-.9%
Gentiva Health Services Inc.*                           139,300       2,241,337
                                                                   ------------

HEALTH CARE EQUIPMENT & SUPPLIES-5.6%
ArthroCare Corporation*                                  62,200       2,739,288
Haemonetics Corporation*                                 60,950       2,673,876
Hologic, Inc.*                                           57,450       2,580,080
Illumina, Inc.*                                          81,250       3,106,187
Ventana Medical Systems, Inc.*                           65,350       3,045,964
                                                                   ------------
                                                                     14,145,395
                                                                   ------------

HEALTH CARE PROVIDERS & SERVICES-4.3%
Parexel International Corporation*                       38,300       1,136,361
Psychiatric Solutions, Inc.*                            107,700       3,391,473
Sierra Health Services, Inc.*                            63,000       2,720,340
VCA Antech, Inc.*                                        43,050       1,505,459
WellCare Health Plans Inc.*                              42,850       2,102,221
                                                                   ------------
                                                                     10,855,854
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE-.8%
Orient-Express Hotels Ltd. Cl. A                         56,250       2,050,313
                                                                   ------------

INSURANCE-.9%
Ohio Casualty Corporation                                84,950       2,201,904
                                                                   ------------

INTERNET & CATALOG RETAIL-1.1%
Priceline.com Incorporated*                             105,600       2,838,528
                                                                   ------------

INTERNET SOFTWARE & SERVICES-4.2%
Allscripts Healthcare Solutions, Inc.*                  152,950       2,915,227
DealerTrack Holdings Inc.*                              134,200       2,631,662
Jupitermedia Corporation*                               130,500       1,306,305
Omniture Inc.*                                          187,400       1,351,154
WebEx Communications, Inc.*                              65,650       2,250,482
                                                                   ------------
                                                                     10,454,830
                                                                   ------------

IT SERVICES-2.1%
SRA International, Inc.*                                 72,500       1,753,775
Wright Express Corp.*                                   113,350       3,394,833
                                                                   ------------
                                                                      5,148,608
                                                                   ------------

LEISURE & ENTERTAINMENT-1.2%
WMS Industries Inc.*                                    109,350       2,901,056
                                                                   ------------

LEISURE EQUIPMENT & PRODUCTS-1.0%
LIFE TIME FITNESS, Inc.*                                 55,500       2,514,150
                                                                   ------------

MACHINERY-4.6%
Actuant Corporation Cl. A                                58,450       2,572,384
Bucyrus International, Inc. Cl. A                        60,825       2,962,786
ESCO Technologies Inc.*                                  51,500       2,713,535
Gardner Denver Inc.*                                     91,600       3,173,940
                                                                   ------------
                                                                     11,422,645
                                                                   ------------

MEDIA-3.3%
Focus Media Holding Limited ADR*#                        41,400       2,592,054
NeuStar, Inc. Cl. A*                                    102,250       3,155,435
World Wrestling Entertainment, Inc. Cl. A               148,850       2,429,232
                                                                   ------------
                                                                      8,176,721
                                                                   ------------

METALS-1.2%
RBC Bearings, Inc.*                                     132,500       2,957,400
                                                                   ------------

METALS & MINING-2.0%
Breakwater Resources, Ltd.*                           1,923,300       2,169,482
Paladin Resources Limited*                              815,550       2,793,259
                                                                   ------------
                                                                      4,962,741
                                                                   ------------

OIL & GAS-3.8%
Carrizo  Oil & Gas, Inc.*                                46,950       1,390,189
Giant Industries, Inc.*                                  46,000       3,284,860
Grey Wolf, Inc.*                                        252,950       1,937,597
Holly Corporation                                        56,000       2,833,600
                                                                   ------------
                                                                      9,446,246
                                                                   ------------

OIL AND GAS EXPLORATION SERVICES-1.0%
Petrobank Energy and Resources Ltd.*                    175,150       2,600,977
                                                                   ------------

PHARMACEUTICAL PREPARATIONS-1.1%
Adams Respiratory Therapeutics, Inc.*                    60,300       2,696,616
                                                                   ------------

REAL ESTATE-1.0%
Jones Lang LaSalle Incorporated                          29,300       2,393,810
                                                                   ------------

RESTAURANTS-1.2%
McCormick & Schmick's Seafood Restaurants, Inc.*        148,800       2,873,328
                                                                   ------------

RETAIL-1.3%
Phillips-Van Heusen Corporation                          90,350       3,210,136
                                                                   ------------

ROAD & RAIL-.9%
Landstar Systems, Inc.                                   55,200       2,356,488
                                                                   ------------

SEMICONDUCTOR CAPITAL EQUIPMENT-1.6%
FormFactor Inc.*                                         59,600       2,555,052
SiRF Technology Holdings, Inc.*                          70,800       1,352,280
                                                                   ------------
                                                                      3,907,332
                                                                   ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-3.9%
ATMI, Inc.*                                             100,550       2,671,613
Microsemi Corporation*                                  115,400       2,919,620
Tessera Technologies Inc.*                               77,900       2,451,513
Trident Microsystems, Inc.*                             105,800       1,821,876
                                                                   ------------
                                                                      9,864,622
                                                                   ------------

SOFTWARE-3.9%
Quest Software, Inc.*                                   138,850       1,898,080
Synchronoss Technologies Inc.*                          242,000       1,875,500
Tibco Software Inc.*                                    373,000       2,969,080
VeriFone Holdings Inc.*                                 108,900       3,076,425
                                                                   ------------
                                                                      9,819,085
                                                                   ------------

SPECIALTY RETAIL-2.0%
Aeropostale, Inc.*                                       92,900       2,574,259
DSW Inc. Cl. A*                                          71,100       2,440,863
                                                                   ------------
                                                                      5,015,122
                                                                   ------------

TEXTILES, APPAREL & LUXURY GOODS-1.3%
Deckers Outdoor Corporation*                             77,300       3,296,072
                                                                   ------------

THRIFTS & MORTGAGE FINANCE-.7%
Flagstar Bancorp, Inc.                                  122,800       1,787,968
                                                                   ------------

WIRELESS TELECOMMUNICATION SERVICES-1.3%
SBA Communications Corporation Cl. A*                   141,100       3,369,468
                                                                   ------------

Total Common Stocks
  (Cost $207,392,858)                                               236,747,361
                                                                   ------------

                                                    PRINCIPAL
SHORT-TERM INVESTMENTS-5.4%                           AMOUNT
                                                   ------------
SHORT-TERM INVESTMENTS-5.4%
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 4.85%, 8/1/06
  (Cost $13,460,000)                               $ 13,460,000      13,460,000
                                                                   ------------

Total Investments
  (Cost $220,852,858)(a)                                   99.7%    250,207,361
Other Assets in Excess of Liabilities                       0.3         716,682
                                                   ------------    ------------
Net Assets                                                100.0%   $250,924,043
                                                   ============    ============


* Non-income producing security.

# American Depositary Receipts.

(a) At July 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $220,852,858 amounted to $29,354,503 which consisted of aggregate gross unrealized appreciation of $37,503,163 and aggregate gross unrealized depreciation of $8,148,660.

THE ALGER FUNDS
ALGER BALANCED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2006

COMMON STOCKS-61.5%                                    SHARES          VALUE
                                                   ------------    ------------

AEROSPACE & DEFENSE-1.2%
Boeing Company                                           20,200    $  1,563,884
                                                                   ------------

BIOTECHNOLOGY-1.3%
Biogen Idec Inc.*                                        10,000         421,200
Genentech, Inc.*                                          8,000         646,560
Gilead Sciences, Inc.                                    10,600         651,688
                                                                   ------------
                                                                      1,719,448
                                                                   ------------

CAPITAL MARKETS-2.6%
Bear Stearns Companies Inc.                               9,200       1,305,204
Goldman Sachs Group, Inc.                                 7,500       1,145,625
Legg Mason, Inc.                                         12,900       1,076,763
                                                                   ------------
                                                                      3,527,592
                                                                   ------------

CHEMICALS-1.3%
Air Products and Chemicals, Inc.                         27,200       1,738,896
                                                                   ------------

COMMERCIAL BANKS-1.0%
Bank of America Corporation                              26,600       1,370,698
                                                                   ------------

COMMUNICATION EQUIPMENT-1.2%
Cisco Systems, Inc.*                                     94,350       1,684,148
                                                                   ------------

COMPUTERS & PERIPHERALS-3.5%
Apple Computer, Inc.*                                    44,900       3,051,404
Memc Electronic Materials, Inc.*                         37,100       1,128,582
Seagate Technology                                       22,550         523,160
                                                                   ------------
                                                                      4,703,146
                                                                   ------------

DIVERSIFIED FINANCIAL SERVICES-1.3%
Prudential Financial, Inc.                               22,100       1,737,944
                                                                   ------------

DIVERSIFIED TELECOMMUNICATION SERVICES-2.6%
ALLTEL Corporation                                       30,750       1,696,477
Level 3 Communication Inc.*                             265,500       1,038,105
Verizon Communications Inc.                              12,700         429,514
Windstream Corp.                                         24,395         305,672
                                                                   ------------
                                                                      3,469,768
                                                                   ------------

ELECTRIC UTILITIES-.7%
Exelon Corporation                                       15,250         882,975
                                                                   ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS-1.6%
Emerson Electric Co.                                     26,600       2,099,272
                                                                   ------------

ENERGY EQUIPMENT & SERVICES-4.6%
National-Oilwell Varco Inc.*                             27,350       1,833,544
Schlumberger Limited                                     22,500       1,504,125
Transocean Inc.*                                         21,600       1,668,167
Weatherford International Ltd.*                          26,200       1,227,208
                                                                   ------------
                                                                      6,233,044
                                                                   ------------

FINANCIAL SERVICES-.6%
Hong Kong Exchanges & Clearing Limited                   67,200         436,719
UBS AG                                                    7,500         408,000
                                                                   ------------
                                                                        844,719
                                                                   ------------

FOOD & STAPLES RETAILING-1.8%
CVS Corporation                                          72,900       2,385,288
                                                                   ------------
FOOD PRODUCTS-1.7%
Archer-Daniels-Midland Company                           51,100       2,248,400
                                                                   ------------

FREIGHT & LOGISTICS-.9%
FedEx Corp.                                              11,800       1,235,578
                                                                   ------------

HEALTH CARE PROVIDERS & SERVICES-1.6%
Medco Health Solutions, Inc.*                            36,000       2,135,880
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE-1.2%
Wynn Resorts, Limited*                                   25,000       1,600,250
                                                                   ------------

INDUSTRIAL CONGLOMERATES-.6%
General Electric Company                                 26,150         854,844
                                                                   ------------

INSURANCE-.9%
Hartford Financial Services Group, Inc. (The)            14,900       1,264,116
                                                                   ------------

INTERNET & CATALOG RETAIL-2.5%
eBay Inc.*                                              111,250       2,677,788
Netflix  Inc.*                                           34,200         707,597
                                                                   ------------
                                                                      3,385,385
                                                                   ------------

INTERNET SOFTWARE & SERVICES-2.7%
Google Inc. Cl. A*                                        2,100         811,860
Yahoo! Inc. *                                           105,000       2,849,700
                                                                   ------------
                                                                      3,661,560
                                                                   ------------

MACHINERY-1.6%
Caterpillar Inc.                                         17,950       1,272,117
Joy Global Inc.                                          21,900         821,688
                                                                   ------------
                                                                      2,093,805
                                                                   ------------

MEDIA-2.1%
Viacom Inc. Cl. B*                                       37,100       1,292,935
XM Satellite Radio Holdings Inc. Cl. A*                 130,650       1,515,540
                                                                   ------------
                                                                      2,808,475
                                                                   ------------

METALS & MINING-3.8%
Freeport-McMoRan Copper & Gold, Inc. Cl. B               54,650       2,981,703
Peabody Energy Corporation                               16,200         808,380
Vedanta Resources Plc                                    54,100       1,334,442
                                                                   ------------
                                                                      5,124,525
                                                                   ------------

MULTILINE RETAIL-.7%
Federated Department Stores, Inc.                        27,400         962,014
                                                                   ------------

OIL & GAS-2.5%
Exxon Mobil Corporation                                  19,900       1,348,026
Valero Energy Corporation                                29,500       1,989,185
                                                                   ------------
                                                                      3,337,211
                                                                   ------------

PERSONAL PRODUCTS-.6%
Avon Products, Inc.                                      25,800         747,942
                                                                   ------------

PHARMACEUTICALS-1.9%
Johnson & Johnson                                        28,000       1,751,400
Pfizer Inc.                                              33,000         857,670
                                                                   ------------
                                                                      2,609,070
                                                                   ------------

ROAD & RAIL-1.3%
Burlington Northern Santa Fe Corporation                 25,100       1,729,641
                                                                   ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-2.3%
Freescale Semiconductor Inc. Cl. A*                      91,300       2,613,919
Marvell Technology Group Ltd.*                           23,900         443,345
                                                                   ------------
                                                                      3,057,264
                                                                   ------------

SOFTWARE-.7%
Microsoft Corporation                                    37,750         907,133
                                                                   ------------

SPECIALTY RETAIL-.3%
Home Depot, Inc.                                         11,900         413,049
                                                                   ------------

TEXTILES, APPAREL & LUXURY GOODS-.8%
Coach, Inc.*                                             37,900       1,088,109
                                                                   ------------

TOBACCO-2.2%
Altria Group, Inc.                                       37,700       3,014,869
                                                                   ------------

TRANSPORTATION-1.9%
Textron Inc.                                             28,600       2,571,426
                                                                   ------------

UTILITIES-.7%
Veolia Environnement                                     16,100         883,085
                                                                   ------------

WIRELESS TELECOMMUNICATION SERVICES-.7%
NII Holdings Inc. Cl. B*                                 17,200         907,816
                                                                   ------------

Total Common Stocks
  (Cost $83,916,049)                                                 82,602,269
                                                                   ------------

CORPORATE BONDS-16.8%

AEROSPACE & DEFENSE-.3%
Systems 2001 Asset Trust Cl. G, 6.664%, 9/15/13         401,335         416,541
                                                                   ------------

AUTOMOTIVE-.5%
Nissan Auto Receivables Owner Trust, 4.74%, 9/15/09     750,000         742,871
                                                                   ------------

BEVERAGES-.2%
Sabmiller PLC, 5.80%, 7/1/09(a)                         300,000         300,157
                                                                   ------------

BUSINESS SERVICES-.4%
Preferred Term XXI, 5.71%, 3/22/38(a)                   495,000         498,347
                                                                   ------------

CABLE-.4%
Cox Communications, Inc., 4.625%, 6/1/13                550,000         499,989
                                                                   ------------

CAPITAL MARKETS-1.5%
Allied Capital Corp., 6.625%, 7/15/11                 1,000,000       1,004,038
J.P. Morgan Chase & Co., 5.60%, 6/1/11                  450,000         451,387
Lehman Brothers Holdings, 5.75%, 5/17/13                595,000         593,535
                                                                   ------------
                                                                      2,048,960
                                                                   ------------

COMMERCIAL BANKS-1.5%
Associates Corp. North America, 6.95%, 11/1/18     $  1,077,000       1,177,683
Wells Fargo Bank, 5.75%, 5/16/16                        800,000         798,706
                                                                   ------------
                                                                      1,976,389
                                                                   ------------

ELECTRIC UTILITIES-.2%
General Electric Capital Corp., 5.50%, 4/28/11          250,000         250,358
                                                                   ------------

ELECTRONICS-.3%
Centerpoint Energy
  Transition Bond Company, 4.97%, 8/1/14                345,000         340,375
                                                                   ------------

ENERGY-.6%
Encana Holdings Financial Corp., 5.80%, 5/1/14          800,000         790,897
                                                                   ------------

FINANCE-.8%
Farmer Mac Guaranteed Notes
  Series 06-2, 5.50%, 7/15/11(a)                        830,000         831,569
Residential Capital, 6.50%, 4/17/13                     275,000         273,945
                                                                   ------------
                                                                      1,105,514
                                                                   ------------

FINANCE-1.2%
Merrill Lynch Mortgage Trust, 5.66%, 5/12/39            750,000         751,725
Merrill Lynch Mortgage Trust, 4.86%, 10/12/41           890,000         841,380
                                                                   ------------
                                                                      1,593,105
                                                                   ------------

FINANCIAL SERVICES-.7%
Citibank Credit Card Issuance Trust, 5.70%, 5/15/13     900,000         911,430
                                                                   ------------

FINANCIAL SERVICES-1.9%
HSBC Bank USA, 5.625%, 8/15/35                          345,000         314,770
Jefferies Group, Inc., 6.25%, 1/15/36                   645,000         599,695
JP Morgan Chase Commercial Mortgage
  Securities Co., 5.875%, 4/15/45                       890,000         798,400
Morgan Stanley Aces SPC, 6.08%, 9/20/13(a)              800,000         905,676
                                                                   ------------
                                                                      2,618,541
                                                                   ------------

HEALTH CARE PROVIDERS & SERVICES-.2%
Aetna Inc., 6.00%, 6/15/16                              300,000         300,548
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE-.1%
MGM MIRAGE, 6.75%, 4/1/13(a)                            150,000         144,750
                                                                   ------------

INSURANCE-.3%
AmerUs Group, 6.583%, 5/16/11                           150,000         151,875
The Chubb Corporation, 4.934%, 11/16/07                 250,000         248,154
                                                                   ------------
                                                                        400,029
                                                                   ------------

INSURANCE-.8%
Franklin Auto Trust Series 2005-1, 4.91%, 4/20/10     1,140,000       1,131,972
                                                                   ------------

MACHINERY-.4%
CNH Equipment Trust, 5.20%, 8/16/10                     495,000         493,679
                                                                   ------------

MACHINERY-.4%
The Manitowoc Co., Inc., 7.125%, 11/1/13                500,000         483,750
                                                                   ------------

MEDIA-.7%
Clear Channel Communications, Inc.
  Senior Notes, 5.75%, 1/15/13                          800,000         752,952
Liberty Media Corporation Floating Rate
  Note, 6.829%, 9/17/06                                 198,000         198,499
                                                                   ------------
                                                                        951,451
                                                                   ------------

METALS & MINING-.5%
Alcan Inc., 5.00%, 6/1/15                               745,000         694,210
                                                                   ------------

MISCELLANEOUS-.6%
Jefferson Valley Floating Rate, 6.34%, 3/20/16(a)       800,000         784,000
                                                                   ------------

MULTI-UTILITIES UNREGULATED POWER-.5%
PG&E Energy Recovery Funding, LLC, 4.85%, 6/25/11       651,648         646,623
                                                                   ------------

OIL & GAS-.3%
Inergy LP / Inergy Financial Corp., 8.25%, 3/1/16       347,000         355,675
                                                                   ------------

OIL AND GAS EXTRACTION-.4%
Enterprise Products Partners L.P., 6.875%, 3/1/33       600,000         598,501
                                                                   ------------

REAL ESTATE-.4%
ProLogis, 5.75%, 4/1/16                                 595,000         578,701
                                                                   ------------

SOFTWARE-.3%
Oracle Corporation, 5.25%, 1/15/16                      455,000         433,002
                                                                   ------------

WIRELESS TELECOMMUNICATION SERVICES-.4%
Vodafone Group PLC, 5.50%, 6/15/11                      500,000         493,015
                                                                   ------------

Total Corporate Bonds
  (Cost $22,765,469)                                                 22,583,380
                                                                   ------------

U.S. GOVERNMENT & AGENCY OBLIGATIONS-18.6%

Federal Home Loan Mortgage Corporation,
  5.75%, 6/27/16                                      1,640,000       1,661,750
  5.00%, 9/15/33                                        695,000         676,219
  5.00%, 8/15/16                                        379,058         371,359
  5.50%, 11/15/14                                       820,221         816,340
  5.00%, 4/15/16                                        529,520         524,382
  5.50%, 7/15/16                                        848,312         843,747
  5.75%, 12/15/18                                       765,794         762,315
  5.00%, 10/15/28                                       890,000         863,852
  5.50%, 10/15/31                                     1,000,000         978,113
  6.00%, 5/15/32                                      1,000,000         999,095
Federal National Mortgage Association,
  6.625%, 11/15/30                                      350,000         402,645
  5.00%, 4/19/10                                        600,000         595,384
  3.85%, 4/14/09                                      1,000,000         965,653
  3.25%, 8/15/08                                        940,000         904,547
  6.00%, 1/25/15                                        839,279         845,587
  6.00%, 6/25/16                                        882,438         884,875
  6.00%, 4/25/35                                        950,000         944,585
  5.75%, 9/25/20                                        825,087         821,549
  5.00%, 1/25/20                                        645,000         633,211
  5.00%, 4/1/18                                         901,534         878,876
Federal Home Loan Banks,
  5.58%, 5/16/11                                        350,000         349,944
  5.375%, 5/18/16                                     1,500,000       1,500,555
  3.75%, 8/15/08                                        650,000         631,693
U.S. Treasury Bonds,
  7.50%, 11/15/16                                       483,000         577,902
  5.375%, 2/15/31                                     1,560,000       1,613,503
U.S. Treasury Notes,
  4.25%, 11/15/14                                       800,000         761,782
  4.50%, 2/15/16                                        300,000         289,055
  3.50%, 11/15/09                                     2,100,000       2,010,998
  4.75%, 5/15/14                                        552,000         544,842
  2.625%, 3/15/09                                       455,000         429,602
                                                                   ------------

Total U.S. Government & Agency Obligations
  (Cost $25,315,627)                                                 25,083,960
                                                                   ------------

SHORT-TERM INVESTMENTS-4.1%

U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 4.85%, 8/1/06
  (Cost $5,512,000)                                   5,512,000       5,512,000
                                                                   ------------

Total Investments
  (Cost $137,509,144)(b)                                  101.0%    135,781,609
Liabilities in Excess of Other Assets                      (1.0)     (1,404,484)
                                                   ------------    ------------
Net Assets                                                100.0%   $134,377,125
                                                   ============    ============

* Non-income producing security.

(a) Pursuant to Securites and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities are deemed to be liquid and represent 2.5% of net assets of the Fund.

(b) At July 31, 2006, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $137,509,144 amounted to $1,727,535 which consisted of aggregate gross unrealized appreciation of $3,479,099 and aggregate gross unrealized depreciation of $5,206,634.

THE ALGER FUNDS
ALGER MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2006

COMMON STOCKS-99.8%                                    SHARES          VALUE
                                                   ------------    ------------

AEROSPACE & DEFENSE-1.6%
BE Aerospace, Inc.*                                     382,750    $  9,473,063
                                                                   ------------

BIOTECHNOLOGY-3.1%
Cephalon, Inc.*                                         135,700       8,920,918
Gen-Probe Incorporated*                                  59,700       3,101,415
Myogen, Inc.*                                           212,608       6,561,083
                                                                   ------------
                                                                     18,583,416
                                                                   ------------

CAPITAL MARKETS-2.5%
Affiliated Managers Group, Inc.*                        164,572      15,066,567
                                                                   ------------

CASINOS & RESORTS-1.3%
Bally Technologies Inc.*                                483,600       7,960,056
                                                                   ------------

COMMERCIAL SERVICES & SUPPLIES-4.0%
Net 1 UEPS Technologies, Inc.*                          535,950      12,042,797
West Corporation*                                       251,550      12,003,966
                                                                   ------------
                                                                     24,046,763
                                                                   ------------

COMMUNICATION EQUIPMENT-1.1%
Sonus Networks, Inc.*                                 1,561,300       6,994,624
                                                                   ------------

COMPUTER TECHNOLOGY-.9%
Atheros Communications*                                 190,100       3,140,452
NAVTEQ*                                                  85,100       2,398,118
                                                                   ------------
                                                                      5,538,570
                                                                   ------------

COMPUTERS & PERIPHERALS-3.6%
Apple Computer, Inc.*                                    93,400       6,347,464
Memc Electronic Materials, Inc.*                        307,600       9,357,192
Seagate Technology                                      259,150       6,012,280
                                                                   ------------
                                                                     21,716,936
                                                                   ------------

CONSTRUCTION & ENGINEERING-2.4%
McDermott International, Inc.*                          316,700      14,422,518
                                                                   ------------

DIVERSIFIED TELECOMMUNICATION SERVICES-1.2%
Global Crossing Ltd.*                                   163,100       2,487,275
Level 3 Communication Inc.*                           1,199,600       4,690,436
                                                                   ------------
                                                                      7,177,711
                                                                   ------------

DRUGS & PHARMACEUTICALS-1.2%
United Therapeutics Corporation*                        125,500       7,443,405
                                                                   ------------

ELECTRIC AND ELECTRONIC EQUIPMENT-1.3%
Roper Industries, Inc.                                  173,550       7,844,460
                                                                   ------------

ELECTRONICS-1.3%
Nintendo Co., Ltd. ADR#                                 343,200       8,026,281
                                                                   ------------

ENERGY
Verasun Energy Corp.*                                    10,600         259,700
                                                                   ------------

ENERGY EQUIPMENT & SERVICES-5.3%
Cameron International Corp.*                            185,000       9,325,850
Diamond Offshore Drilling Inc.                          107,450       8,481,029
National-Oilwell Varco Inc.*                            212,150      14,222,536
                                                                   ------------
                                                                     32,029,415
                                                                   ------------

ENGINEERING-2.1%
Jacobs Engineering Group Inc.*                          152,100      12,622,779
                                                                   ------------

FINANCIAL SERVICES-4.4%
Chicago Mercantile Exchange Holdings Inc.                15,700       7,240,840
Hong Kong Exchanges & Clearing Limited                  500,175       3,250,534
Hudson City Bancorp Inc.                                469,700       6,092,009
International  Securities Exchange, Inc. Cl. A          238,000       9,684,220
                                                                   ------------
                                                                     26,267,603
                                                                   ------------

HEALTH CARE EQUIPMENT & SUPPLIES-5.8%
ArthroCare Corporation*                                 153,100       6,742,524
Hologic, Inc.*                                          131,000       5,883,210
Intuitive Surgical, Inc.*                                70,000       6,664,000
Mentor Corporation                                      204,333       9,084,645
Thoratec Corporation*                                   485,900       6,705,420
                                                                   ------------
                                                                     35,079,799
                                                                   ------------

HEALTH CARE PROVIDERS & SERVICES-7.2%
Health Management Associates, Inc. Cl. A                352,000       7,156,160
Health Net Inc.*                                        177,800       7,462,266
HealthExtras, Inc.*                                     378,500       9,825,860
Medco Health Solutions, Inc.*                            86,900       5,155,777
Psychiatric Solutions, Inc.*                            436,365      13,741,134
                                                                   ------------
                                                                     43,341,197
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE-2.9%
Orient-Express Hotels Ltd. Cl. A                        160,600       5,853,870
Royal Caribbean Cruises Ltd.                             82,100       2,783,190
Wynn Resorts, Limited*                                  133,900       8,570,939
                                                                   ------------
                                                                     17,207,999
                                                                   ------------

INSURANCE-.5%
Covanta Holding Corporation*                            170,800       3,014,620
                                                                   ------------

INTERNET & CATALOG RETAIL-1.3%
Netflix  Inc.*                                          372,100       7,698,749
                                                                   ------------

INTERNET SOFTWARE & SERVICES-5.1%
Allscripts Healthcare Solutions, Inc.*                  706,300      13,462,078
DealerTrack Holdings Inc.*                              182,600       3,580,786
WebEx Communications, Inc.*                             194,800       6,677,744
Yahoo! Inc.*                                            244,200       6,627,588
                                                                   ------------
                                                                     30,348,196
                                                                   ------------

IT SERVICES-2.2%
SRA International, Inc.*                                262,000       6,337,780
Wright Express Corp.*                                   224,700       6,729,765
                                                                   ------------
                                                                     13,067,545
                                                                   ------------

LEISURE EQUIPMENT & PRODUCTS-1.1%
UbiSoft Entertainment SA*                               133,400       6,470,073
                                                                   ------------

MACHINERY-4.7%
ESCO Technologies Inc.*                                 162,700       8,572,663
Terex Corporation*                                      309,600      13,882,464
Trinity Industries, Inc.                                178,475       5,964,635
                                                                   ------------
                                                                     28,419,762
                                                                   ------------

MEDIA-1.4%
Focus Media Holding Limited ADR*#                        23,300       1,458,813
XM Satellite Radio Holdings Inc. Cl. A*                 615,350       7,138,060
                                                                   ------------
                                                                      8,596,873
                                                                   ------------

METALS-.6%
Vedanta Resources Plc                                   137,400       3,391,065
                                                                   ------------

METALS & MINING-4.8%
Freeport-McMoRan Copper & Gold, Inc. Cl. B              223,400      12,188,704
Paladin Resources Limited*                            1,610,700       4,845,290
Peabody Energy Corporation                               97,100       5,516,648
Vedanta Resources Plc                                   263,100       6,488,046
                                                                   ------------
                                                                     29,038,688
                                                                   ------------

OIL & GAS-3.0%
Denbury Resources Inc.*                                 285,800       9,908,686
Valero Energy Corporation                               116,500       7,855,595
                                                                   ------------
                                                                     17,764,281
                                                                   ------------

OIL: CRUDE PRODUCERS-.6%
Parallel Petroleum Corporation*                         142,250       3,550,560
                                                                   ------------

PERSONAL PRODUCTS-.9%
Avon Products, Inc.                                     181,000       5,247,190
                                                                   ------------

REAL ESTATE-1.8%
Jones Lang LaSalle Incorporated                         132,550      10,829,334
                                                                   ------------

SEMICONDUCTOR CAPITAL EQUIPMENT-1.3%
SiRF Technology Holdings, Inc.*                         397,750       7,597,025
                                                                   ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-7.3%
Freescale Semiconductor Inc. Cl. A*                     218,100       6,244,203
Ikanos Communications*                                  314,830       4,360,396
Marvell Technology Group Ltd.*                          512,100       9,499,455
Microsemi Corporation*                                  374,100       9,464,730
Tessera Technologies Inc.*                              450,000      14,161,500
                                                                   ------------
                                                                     43,730,284
                                                                   ------------

SOFTWARE-1.8%
Business Objects S.A. Sponsored ADR*#                   142,200       3,459,726
Tibco Software Inc.*                                    889,000       7,076,440
                                                                   ------------
                                                                     10,536,166
                                                                   ------------

SPECIALTY RETAIL-1.5%
Gamestop Corp. Cl. A*                                   151,520       6,304,747
Urban Outfitters, Inc.*                                 196,100       2,861,099
                                                                   ------------
                                                                      9,165,846
                                                                   ------------

TRANSPORTATION-2.0%
Textron Inc.                                            132,300      11,895,093
                                                                   ------------

UTILITIES-1.0%
Veolia Environnement                                    114,000       6,252,900
                                                                   ------------

WIRELESS TELECOMMUNICATION SERVICES-3.7%
NII Holdings Inc. Cl. B*                                219,950      11,608,960
SBA Communications Corporation Cl. A*                   444,950      10,625,406
                                                                   ------------
                                                                     22,234,366
                                                                   ------------

Total Common Stocks
  (Cost $595,136,519)                                               599,951,478
                                                                   ------------

PURCHASED OPTIONS-.9%                                  CONTRACTS
PUT OPTIONS                                            ---------
Intuitive Surgical/Aug/100                                  700         483,000
Netflix  Inc./Dec/27.5                                    2,537       1,826,640
Sonus Networks, Inc./Aug/5                                8,326         541,190
Tessera Technologies/Dec/30                               4,500       1,327,500
XM Satellite Radio Holdings/Oct/12.5                      6,319       1,011,040
                                                                   ------------

Total Purchased Put Options
  (Cost $4,554,528)                                                   5,189,370
                                                                   ------------

                                                    PRINCIPAL
SHORT-TERM INVESTMENTS-1.7%                           AMOUNT
                                                   ------------

U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 4.85%, 8/1/06
  (Cost $10,287,000)                               $ 10,287,000      10,287,000
                                                                   ------------

Total Investments
     (Cost $609,978,047)(a)                               102.4%    615,427,848
Liabilities In Excess of Other Assets                      (2.4)    (14,328,771)
                                                   ------------    ------------
Net Assets                                                100.0%   $601,099,077
                                                   ============    ============

* Non-income producing securities.

# American Depositary Receipts.

a) At July 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $609,978,047, amounted to $5,449,801 , which consisted of aggregate gross unrealized appreciation of $33,742,992 and aggregate gross unrealized depreciation of $28,293,191.


                                                          SHARES
                                                        SUBJECT TO
CALL OPTIONS WRITTEN                        CONTRACTS    CALL/PUT       VALUE
                                           ----------   ----------   ----------
Intuitive Surgical/Aug/145                        700      70,000      $  3,500
Tessera Technologies/Dec/40                     4,500     450,000       652,500
                                                                     ----------

Total
  (Premiums Received $750,531)                                          656,000
                                                                     ----------

PUT OPTIONS WRITTEN
Netflix Inc./Dec/22.5                           2,537     253,700       862,580
Tessera Technologies/Dec/25                     4,500     450,000       540,000

Total
  (Premiums Received $1,158,383)                                      1,402,580
                                                                     ----------

Total Options Written
  (Premiums Received $1,908,914)                                     $2,058,580
                                                                     ==========

THE ALGER FUNDS
ALGER CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2006

COMMON STOCKS-95.4%                                    SHARES          VALUE
                                                   ------------    ------------

AEROSPACE & DEFENSE-2.4%
BE Aerospace, Inc.*                                     230,600    $  5,707,350
United Technologies Corporation                          39,000       2,425,410
                                                                   ------------
                                                                      8,132,760
                                                                   ------------

BIOTECHNOLOGY-2.7%
Amgen Inc.                                               46,100       3,215,014
Gilead Sciences, Inc.                                    41,700       2,563,716
Myogen, Inc.*                                           121,100       3,737,146
                                                                   ------------
                                                                      9,515,876
                                                                   ------------

CAPITAL MARKETS-1.3%
Bear Stearns Companies Inc.                              16,000       2,269,920
Legg Mason, Inc.                                         26,600       2,220,302
                                                                   ------------
                                                                      4,490,222
                                                                   ------------

CHEMICALS-.3%
Zoltek Companies, Inc.*                                  46,100       1,063,988
                                                                   ------------

COMMERCIAL BANKS-1.9%
Bank of America Corporation                             130,300       6,714,359
                                                                   ------------

COMMERCIAL SERVICES & SUPPLIES-.4%
Net 1 UEPS Technologies, Inc.*                           59,175       1,329,662
                                                                   ------------

COMMUNICATION EQUIPMENT-1.6%
Comverse Technology, Inc.*                               78,800       1,527,144
Motorola, Inc.                                          177,700       4,044,452
                                                                   ------------
                                                                      5,571,596
                                                                   ------------

COMPUTER SERVICES-.7%
Akamai Technologies, Inc.*                               62,100       2,461,023
                                                                   ------------

COMPUTER TECHNOLOGY-1.2%
Atheros Communications*                                 183,500       3,031,420
NAVTEQ*                                                  37,300       1,051,114
                                                                   ------------
                                                                      4,082,534
                                                                   ------------

COMPUTERS & PERIPHERALS-1.6%
Mobility Electronics, Inc.*                             238,500       1,340,370
Network Appliance, Inc. *                               146,100       4,337,709
                                                                   ------------
                                                                      5,678,079
                                                                   ------------

CONSTRUCTION & ENGINEERING-.9%
McDermott International, Inc.*                           68,600       3,124,044
                                                                   ------------

DIVERSIFIED TELECOMMUNICATION SERVICES-3.7%
ALLTEL Corporation                                      175,700       9,693,369
Level 3 Communication Inc.*                             459,500       1,796,645
Windstream Corp.                                        110,667       1,386,657
                                                                   ------------
                                                                     12,876,671
                                                                   ------------

DRUGS & PHARMACEUTICALS-.8%
United Therapeutics Corporation*                         49,300       2,923,983
                                                                   ------------

ENERGY EQUIPMENT & SERVICES-3.2%
Cameron International Corp.*                             72,500       3,654,725
National-Oilwell Varco Inc.*                             57,200       3,834,688
Transocean Inc.*                                         45,600       3,521,688
                                                                   ------------
                                                                     11,011,101
                                                                   ------------

FINANCE-.2%
WNS Holdings Limited*                                    32,700         820,770
                                                                   ------------

FINANCIAL INFORMATION SERVICES-2.8%
Genworth Financial Inc. Cl. A                           119,850       4,110,855
GFI Group Inc.*                                          96,705       5,546,999
                                                                   ------------
                                                                      9,657,854
                                                                   ------------

FINANCIAL SERVICES-1.3%
Chicago Mercantile Exchange Holdings Inc.                 6,000       2,767,200
International  Securities Exchange, Inc. Cl. A           39,100       1,590,979
                                                                   ------------
                                                                      4,358,179
                                                                   ------------

FOOD & STAPLES RETAILING-3.1%
CVS Corporation                                         331,000      10,830,320
                                                                   ------------

FREIGHT & LOGISTICS-.8%
FedEx Corp.                                              24,800       2,596,808
                                                                   ------------

HEALTH CARE EQUIPMENT & SUPPLIES-2.2%
Boston Scientific Corporation*                           79,800       1,357,398
Hologic, Inc.*                                           71,300       3,202,083
Ventana Medical Systems, Inc.*                           68,200       3,178,802
                                                                   ------------
                                                                      7,738,283
                                                                   ------------

HEALTH CARE PROVIDERS & SERVICES-3.5%
Aetna Inc.                                               87,000       2,739,630
Health Net Inc.*                                         73,900       3,101,583
Psychiatric Solutions, Inc.*                            109,800       3,457,602
UnitedHealth Group Incorporated                          58,480       2,797,098
                                                                   ------------
                                                                     12,095,913
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE-.5%
MGM MIRAGE                                               46,000       1,634,840
                                                                   ------------

HOUSEHOLD PRODUCTS-1.8%
Procter & Gamble Company                                108,040       6,071,848
                                                                   ------------

INDUSTRIAL CONGLOMERATES-1.4%
General Electric Company                                151,400       4,949,266
                                                                   ------------

INSURANCE-1.8%
Endurance Specialty Holdings Limited                     79,700       2,419,692
Hartford Financial Services Group, Inc. (The)            43,200       3,665,088
                                                                   ------------
                                                                      6,084,780
                                                                   ------------

INTERNET & CATALOG RETAIL-.9%
eBay Inc.*                                              126,200       3,037,634
                                                                   ------------

INTERNET SOFTWARE & SERVICES-4.0%
DealerTrack Holdings Inc.*                              131,600       2,580,676
Internet Security Systems, Inc.*                         52,700       1,185,223
Yahoo! Inc. *                                           371,800      10,090,652
                                                                   ------------
                                                                     13,856,551
                                                                   ------------

IT SERVICES-.6%
Wright Express Corp.*                                    64,100       1,919,795
                                                                   ------------

LEISURE EQUIPMENT & PRODUCTS-.5%
UbiSoft Entertainment SA*                                36,400       1,765,447
                                                                   ------------

MACHINERY-3.1%
ESCO Technologies Inc.*                                  38,700       2,039,103
Joy Global Inc.                                          33,400       1,253,168
Terex Corporation*                                      168,600       7,560,024
                                                                   ------------
                                                                     10,852,295
                                                                   ------------

MEDIA-2.6%
Focus Media Holding Limited ADR*#                        62,800       3,931,908
NeuStar, Inc. Cl. A*                                    164,715       5,083,105
                                                                   ------------
                                                                      9,015,013
                                                                   ------------

METALS-.5%
Vedanta Resources Plc                                    66,400       1,638,768
                                                                   ------------

METALS & MINING-1.8%
Breakwater Resources, Ltd.*                           2,422,600       2,732,693
Paladin Resources Limited*                              985,100       3,373,967
                                                                   ------------
                                                                      6,106,660
                                                                   ------------

MULTILINE RETAIL-2.0%
Federated Department Stores, Inc.                        99,300       3,486,423
Kohl's Corporation*                                      60,500       3,426,115
                                                                   ------------
                                                                      6,912,538
                                                                   ------------

OIL & GAS-4.6%
Denbury Resources Inc. *                                 48,300       1,674,561
Exxon Mobil Corporation                                  41,800       2,831,532
Sunoco, Inc.                                             37,700       2,621,658
Valero Energy Corporation                               130,200       8,779,386
                                                                   ------------
                                                                     15,907,137
                                                                   ------------

OIL AND GAS EXPLORATION SERVICES-.3%
Petrobank Energy and Resources Ltd.*                     76,900       1,141,965
                                                                   ------------

PHARMACEUTICAL PREPARATIONS-2.0%
Adams Respiratory Therapeutics, Inc.*                   151,675       6,782,906
                                                                   ------------

PHARMACEUTICALS-1.1%
Abbott Laboratories                                      39,800       1,901,246
Salix Pharmaceuticals, Ltd.*                            191,100       1,949,220
                                                                   ------------
                                                                      3,850,466
                                                                   ------------

ROAD & RAIL-1.0%
Burlington Northern Santa Fe Corporation                 47,600       3,280,116
                                                                   ------------

SEMICONDUCTOR CAPITAL EQUIPMENT-1.2%
FormFactor Inc.*                                         92,800       3,978,336
                                                                   ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-7.6%
Advanced Micro Devices, Inc.*                           118,400       2,295,776
Applied Micro Circuits Corporation*                     147,600         380,808
ATI Technologies Inc.*                                  348,130       7,007,857
Marvell Technology Group Ltd.*                          152,800       2,834,440
Microsemi Corporation*                                  197,900       5,006,870
Tessera Technologies Inc.*                              190,300       5,988,741
Trident Microsystems, Inc.*                             164,400       2,830,968
                                                                   ------------
                                                                     26,345,460
                                                                   ------------

SOFTWARE-6.4%
Cerner Corporation*                                      48,900       1,979,472
Mercury Interactive Corporation*                        198,600       9,969,720
Microsoft Corporation                                   131,050       3,149,131
Symantec Corporation*                                   200,800       3,487,896
VeriFone Holdings Inc.*                                 139,050       3,928,163
                                                                   ------------
                                                                     22,514,382
                                                                   ------------

SPECIALTY RETAIL-1.8%
Gamestop Corp. Cl. A*                                    87,000       3,620,070
PETsMART, Inc.                                          111,400       2,624,584
                                                                   ------------
                                                                      6,244,654
                                                                   ------------

TEXTILES, APPAREL & LUXURY GOODS-.8%
Polo Ralph Lauren Corporation Cl. A                      46,400       2,646,656
                                                                   ------------

TOBACCO-2.9%
Altria Group, Inc.                                      126,300      10,100,211
                                                                   ------------

TRANSPORTATION-2.5%
Textron Inc.                                             97,300       8,748,243
                                                                   ------------

UTILITIES-1.0%
Veolia Environnement                                     64,700       3,548,795
                                                                   ------------

WIRELESS TELECOMMUNICATION SERVICES-4.1%
America Movil S.A. de C.V. Series L ADR#                 81,300       2,908,914
American Tower Corporation Cl. A*                       202,797       6,854,539
NII Holdings Inc. Cl. B*                                 86,000       4,539,080
                                                                   ------------
                                                                     14,302,533
                                                                   ------------

Total Common Stocks
  (Cost $311,580,855)                                               330,311,320
                                                                   ------------

PURCHASED OPTIONS-.1%                                CONTRACTS
                                                   ------------
CALL OPTIONS
Microsemi Corporation/August/22.50                          705         204,450
Tessera Technologies Inc./September/30                      759         235,290
                                                                   ------------

Total Purchased Call Options
  (Cost $264,235)                                                       439,740
                                                                   ------------
                                                    PRINCIPAL
SHORT-TERM INVESTMENTS-1.4%                          AMOUNT
U.S. AGENCY OBLIGATIONS                            ------------
Federal Home Loan Banks, 4.85%, 8/1/06             $  4,992,000       4,992,000
  (Cost $4,992,000)                                                ------------

Total Investments
     (Cost $316,837,090)(a)                                96.9%    335,743,060
Other Assets in Excess of Liabilities                       3.1      10,805,970
                                                   ------------    ------------
Net Assets                                                100.0%   $346,549,030
                                                   ============    ============

* Non-income producing securities.

# American Depositary Receipts.

a) At July 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $316,837,090, amounted to $18,905,970, which consisted of aggregate gross unrealized appreciation of $31,195,034 and aggregate gross unrealized depreciation of $12,289,064.

THE ALGER FUNDS
ALGER HEALTH SCIENCES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2006

COMMON STOCKS-90.6%                                    SHARES          VALUE
                                                   ------------    ------------

BIOTECHNOLOGY-28.0%
Alexion Pharmaceuticals, Inc.*                           51,150    $  1,757,514
Amgen Inc.                                               25,650       1,788,831
Biogen Idec Inc.*                                        37,950       1,598,454
Celgene Corporation*                                     37,650       1,803,058
Cephalon, Inc.*                                          80,500       5,292,070
Coley Pharmaceutical Group*                              75,800         824,704
Cubist Pharmaceuticals, Inc.*                            56,050       1,284,666
Encysive Pharmaceuticals Inc.*                          323,540       1,265,041
Exelixis, Inc.*                                          82,850         737,365
Genentech, Inc.*                                         42,550       3,438,891
Gen-Probe Incorporated*                                  61,750       3,207,912
Gilead Sciences, Inc.                                    55,200       3,393,696
Human Genome Sciences, Inc*                             240,750       2,337,682
InterMune Inc.*                                         166,550       2,659,803
Keryx Biopharmaceuticals, Inc.*                         121,950       1,402,425
Myogen, Inc.*                                           173,300       5,348,038
Neurocrine Biosciences, Inc.*                           176,750       1,634,938
Onyx Pharmaceuticals, Inc.*                             160,200       2,516,742
Regeneron Pharmaceuticals, Inc.*                         98,850       1,350,291
Renovis, Inc.*                                           38,950         492,718
Telik, Inc.*                                            104,500       1,772,320
Theravance, Inc.*                                       109,850       2,602,347
                                                                   ------------
                                                                     48,509,506
                                                                   ------------

CHEMICALS-1.1%
Monsanto Company                                         42,000       1,805,580
                                                                   ------------

FOOD & STAPLES RETAILING-1.2%
CVS Corporation                                          62,900       2,058,088
                                                                   ------------

HEALTH & PERSONAL CARE-1.4%
Brookdale Senior Living Inc.                             52,950       2,462,175
                                                                   ------------

HEALTH CARE-.7%
Gentiva Health Services Inc.*                            75,000       1,206,750
                                                                   ------------

HEALTH CARE EQUIPMENT & SUPPLIES-6.9%
ArthroCare Corporation*                                  44,950       1,979,598
Fisher Scientific International Inc.*                    29,000       2,149,190
Hologic, Inc.*                                           39,370       1,768,107
Illumina, Inc.*                                          56,550       2,161,906
Ventana Medical Systems, Inc.*                           47,200       2,199,992
Zimmer Holdings, Inc.*                                   28,100       1,777,044
                                                                   ------------
                                                                     12,035,837
                                                                   ------------

HEALTH CARE PROVIDERS & SERVICES-18.3%
Aetna Inc.                                               25,600         806,144
Cardinal Health, Inc.                                    46,350       3,105,450
Caremark Rx, Inc.*                                       55,750       2,943,600
CIGNA Corporation                                        17,850       1,628,812
HCA, Inc.                                                26,100       1,283,076
Health Management Associates, Inc. Cl. A                 79,250       1,611,152
Health Net Inc.*                                         51,700       2,169,849
HealthExtras, Inc.*                                      56,150       1,457,654
Humana Inc.*                                             50,400       2,818,872
Manor Care, Inc.                                         30,950       1,549,048
Medco Health Solutions, Inc.*                            70,100       4,159,033
Omnicare, Inc.                                           26,800       1,212,968
PRA International Inc.*                                  46,150       1,067,911
Psychiatric Solutions, Inc.*                             98,700       3,108,063
UnitedHealth Group Incorporated                          34,195       1,635,547
WellCare Health Plans Inc.*                              23,350       1,145,551
                                                                   ------------
                                                                     31,702,730
                                                                   ------------

INTERNET SOFTWARE & SERVICES-1.1%
Allscripts Healthcare Solutions, Inc.*                   97,850       1,865,021
                                                                   ------------

MEDICAL DEVICES-.8%
Advanced Medical Optics, Inc.*                           29,450       1,450,412
                                                                   ------------

MEDICAL TECHNOLOGY-1.5%
Conor Medsystems, Inc.*                                  66,800       1,850,360
WebMD Health Corp.*                                      19,550         831,071
                                                                   ------------
                                                                      2,681,431
                                                                   ------------

DRUGS & PHARMACEUTICALS-3.4%
United Therapeutics Corporation*                         98,450       5,839,070
                                                                   ------------

SPECIALTY RETAIL-.6%
PETsMART, Inc.                                           45,900       1,081,404
                                                                   ------------

SOFTWARE-.7%
Cerner Corporation*                                      32,050       1,297,384
                                                                   ------------

PHARMACEUTICAL PREPARATIONS-2.0%
Adams Respiratory Therapeutics, Inc.*                    77,900       3,483,688
                                                                   ------------

PHARMACEUTICALS-21.8%
Allergan, Inc.                                           23,950       2,583,007
Andrx Corp.*                                             55,400       1,321,290
Eli Lilly and Company                                    37,400       2,123,198
Forest Laboratories, Inc.*                               30,150       1,396,246
GlaxoSmithKline Plc. Sponsored ADR#                      55,550       3,073,581
Johnson & Johnson                                        39,800       2,489,490
Merck & Co. Inc.                                        101,650       4,093,446
Novartis AG ADR#                                         49,000       2,754,780
Pfizer Inc.                                             197,550       5,134,325
POZEN Inc.*                                             137,250       1,036,238
Salix Pharmaceuticals, Ltd.*                             67,550         689,010
Sanofi-Aventis ADR#                                      16,240         769,614
Schering-Plough Corporation                             177,150       3,620,946
Shire Plc                                                49,050       2,379,416
Wyeth                                                    89,250       4,325,948
                                                                   ------------
                                                                     37,790,535
                                                                   ------------

REAL ESTATE-1.1%
Ventas, Inc.                                             52,900       1,890,117
                                                                   ------------

Total Common Stocks
  (Cost $149,479,168)                                               157,159,728
                                                                   ------------

                                                    PRINCIPAL
SHORT-TERM INVESTMENTS-8.4%                           AMOUNT
                                                   ------------
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 4.85%, 8/1/06             $ 14,510,000      14,510,000
  (Cost $14,510,000)                                               ------------

Total Investments
  (Cost $163,989,168)(a)                                   99.0%    171,669,728
Other Assets in Excess of Liabilities                       1.0       1,725,764
                                                   ------------    ------------
Net Assets                                                100.0%   $173,395,492
                                                   ============    ============


----------
* Non-income producing

# American Depositary Receipts.

(a) At July 31, 2006, the net unrealized appreciation of investments, based on cost for federal income tax purposes of $163,989,168, amounted to $7,680,560 which consisted of aggregate gross unrealized appreciation of $11,172,971 and aggregate gross unrealized depreciation of $3,492,411.

THE ALGER FUNDS
ALGER SMALLCAP AND MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2006


COMMON STOCKS-%-95.2%                                  SHARES          VALUE
                                                   ------------    ------------

AEROSPACE & DEFENSE-2.7%
BE Aerospace, Inc.*                                      18,250    $    451,688
Esterline Technologies Corporation*                      10,250         433,882
SI International Inc.*                                   10,300         280,984
                                                                   ------------
                                                                      1,166,554
                                                                   ------------

AIRLINES-.6%
AirTran Holdings, Inc.*                                  22,250         279,015
                                                                   ------------

APPAREL-1.0%
Gymboree Corp.*                                          13,500         452,520
                                                                   ------------

AUTO COMPONETS-1.4%
LKQ Corporation*                                         26,850         601,440
                                                                   ------------

AUTOMOTIVE EQUIPMENT & SERVICES-1.0%
Tenneco Inc.*                                            18,800         436,724
                                                                   ------------

BIOTECHNOLOGY-6.0%
BioMarin Pharmaceutical Inc.                             22,500         328,725
Cephalon, Inc.*                                           6,550         430,597
Cubist Pharmaceuticals, Inc.*                             9,900         226,908
Gen-Probe Incorporated*                                   9,500         493,525
Human Genome Sciences, Inc.*                             40,150         389,857
Myogen, Inc.*                                            12,850         396,551
Theravance, Inc.*                                        12,400         293,756
                                                                   ------------
                                                                      2,559,919
                                                                   ------------

CAPITAL MARKETS-1.9%
Affiliated Managers Group, Inc.*                          5,362         490,891
Greenhill & Co., Inc.                                     5,350         310,086
                                                                   ------------
                                                                        800,977
                                                                   ------------

CHEMICALS-.8%
Zoltek Companies, Inc.*                                  14,850         342,738
                                                                   ------------

COMMERCIAL BANKS-1.2%
Signature Bank*                                          15,900         510,867
                                                                   ------------

COMMERCIAL SERVICES & SUPPLIES-3.6%
American Reprographics Co.*                              13,000         415,740
CoStar Group Inc.*                                        5,550         240,704
FTI  Consulting, Inc.*                                   17,600         462,000
Weight Watchers International, Inc.                      10,400         416,104
                                                                   ------------
                                                                      1,534,548
                                                                   ------------

COMMUNICATION EQUIPMENT-1.2%
Polycom, Inc.*                                           23,450         520,590
                                                                   ------------

COMPUTER SERVICES-.8%
Open Solutions Inc.*                                     12,900         356,685
                                                                   ------------

COMPUTER TECHNOLOGY-.9%
Atheros Communications*                                  23,700         391,524
                                                                   ------------

COMPUTERS & PERIPHERALS-.6%
Mobility Electronics, Inc.*                              44,800         251,776
                                                                   ------------

CONSTRUCTION & ENGINEERING-2.1%
URS Corporation*                                         11,100         439,560
Williams Scotsman International Inc.*                    21,200         452,196
                                                                   ------------
                                                                        891,756

DRUGS & PHARMACEUTICALS-1.2%
United Therapeutics Corporation*                          8,800         521,928
                                                                   ------------

ELECTRIC AND ELECTRONIC EQUIPMENT-1.2%
Roper Industries, Inc.                                   10,950         494,940
                                                                   ------------

ELECTRICAL EQUIPMENT-.9%
AMETEK, Inc.                                              9,650         409,353
                                                                   ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS-.7%
Multi-Fineline Electronix, Inc.*                         12,850         319,451
                                                                   ------------

ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS-.5%
Netlogic Microsystems Inc.*                               9,800         240,100
                                                                   ------------

ENERGY-1.4%
Arch Coal, Inc.                                           7,100         269,374
SunPower Corporation  Cl. A*                             11,000         351,230
                                                                   ------------
                                                                        620,604
                                                                   ------------

ENERGY EQUIPMENT & SERVICES-1.7%
Cameron International Corp.*                              6,100         307,501
Grant Prideco, Inc.*                                      9,000         409,590
                                                                   ------------
                                                                        717,091
                                                                   ------------

FINANCE-.6%
WNS Holdings Limited*                                    10,600         266,060
                                                                   ------------

FINANCIAL INFORMATION SERVICES-1.1%
GFI Group Inc.*                                           8,250         473,220
                                                                   ------------

FOOD & BEVERAGES-1.0%
Hain Celestial Group Inc. (The)*                         19,700         425,520
                                                                   ------------

HEALTH & PERSONAL CARE-1.0%
Brookdale Senior Living Inc.                              9,350         434,775
                                                                   ------------

HEALTH CARE-.9%
Gentiva Health Services Inc.*                            22,800         366,852
                                                                   ------------

HEALTH CARE EQUIPMENT & SUPPLIES-4.5%
Haemonetics Corporation*                                  9,300         407,990
Hologic, Inc.*                                            7,900         354,789
Illumina, Inc.*                                          11,050         422,442
Intuitive Surgical, Inc.*                                 3,300         314,160
Ventana Medical Systems, Inc.*                            9,400         438,134
                                                                   ------------
                                                                      1,937,515
                                                                   ------------

HEALTH CARE PROVIDERS & SERVICES-2.8%
Psychiatric Solutions, Inc.*                             16,450         518,010
VCA Antech, Inc.*                                         8,850         309,485
WellCare Health Plans Inc.*                               7,850         385,120
                                                                   ------------
                                                                      1,212,615
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE-3.9%
Churchill Downs Incorporated                             11,700         453,141
Orient-Express Hotels Ltd. Cl. A                         13,000         473,850
Ruth's Chris Steak House, Inc.*                          21,900         388,725
Station Casinos, Inc.                                     6,500         356,590
                                                                   ------------
                                                                      1,672,306
                                                                   ------------

INSURANCE-2.8%
Covanta Holding Corporation*                             21,350         376,828
Darwin Professional Underwriters, Inc.*                  24,000         447,600
Ohio Casualty Corporation                                14,000         362,880
                                                                   ------------
                                                                      1,187,308
                                                                   ------------

INTERNET & CATALOG RETAIL-.9%
Priceline.com Incorporated*                              14,600         392,448
                                                                   ------------

INTERNET SOFTWARE & SERVICES-4.0%
DealerTrack Holdings Inc.*                               21,439         420,419
Jupitermedia Corporation*                                18,600         186,184
Omniture Inc.*                                           40,650         293,087
PlanetOut, Inc.*                                         48,400         346,544
WebEx Communications, Inc.*                              13,550         464,494
                                                                   ------------
                                                                      1,710,728
                                                                   ------------
IT SERVICES-2.0%
SRA International, Inc.*                                 12,400         299,956
Wright Express Corp.*                                    17,950         537,603
                                                                   ------------
                                                                        837,559
                                                                   ------------

LEISURE EQUIPMENT & PRODUCTS-1.0%
LIFE TIME FITNESS, Inc.*                                  9,350         423,555
                                                                   ------------

MACHINERY-5.5%
Actuant Corporation Cl. A                                 8,650         380,687
Bucyrus International, Inc. Cl. A                         8,700         423,775
ESCO Technologies Inc.*                                   8,800         463,672
Gardner Denver Inc.*                                     10,500         363,825
Manitowoc Company, Inc.                                   8,450         331,747
Trinity Industries, Inc.                                 11,475         383,495
                                                                   ------------
                                                                      2,347,201
                                                                   ------------

MEDIA-2.4%
Focus Media Holding Limited ADR#*                         7,700         482,097
NeuStar, Inc. Cl. A*                                     17,450         538,507
                                                                   ------------
                                                                      1,020,604
                                                                   ------------

METALS & MINING-1.7%
Breakwater Resources, Ltd.*                             303,300         342,122
Paladin Resources Limited*                              107,650         368,702
                                                                   ------------
                                                                        710,824
                                                                   ------------

OIL & GAS-3.5%
Carrizo  Oil & Gas, Inc.*                                11,800         349,398
Holly Corporation                                        10,200         516,120
Range Resources Corporation                              12,700         356,997
TODCO Cl. A*                                              7,650         291,542
                                                                   ------------
                                                                      1,514,057
                                                                   ------------

OIL AND GAS EXPLORATION SERVICES-.9%
Petrobank Energy and Resources Ltd.*                     24,950         370,508
                                                                   ------------

PHARMACEUTICAL PREPARATIONS-1.0%
Adams Respiratory Therapeutics, Inc.*                     9,800         438,256
                                                                   ------------

REAL ESTATE-1.1%
Jones Lang LaSalle Incorporated                           5,700         465,690
                                                                   ------------

RESTAURANTS-1.1%
McCormick & Schmick's Seafood Restaurants, Inc.*         23,300         449,923
                                                                   ------------

RETAIL-1.2%
Phillips-Van Heusen Corporation                          14,200         504,526
                                                                   ------------

ROAD & RAIL-1.1%
Landstar Systems, Inc.                                   11,400         486,666
                                                                   ------------

SEMICONDUCTOR CAPITAL EQUIPMENT-1.3%
FormFactor Inc.*                                          8,850         379,400
SiRF Technology Holdings, Inc.*                           9,200         175,720
                                                                   ------------
                                                                        555,120
                                                                   ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-3.1%
ATMI, Inc.*                                              12,700         337,439
Cypress Semiconductor Corporation*                       20,900         317,471
Microsemi Corporation*                                   18,800         475,640
Trident Microsystems, Inc.*                              11,950         205,779
                                                                   ------------
                                                                      1,336,329
                                                                   ------------

SOFTWARE-5.6%
BEA Systems, Inc.*                                       35,800         420,292
Quality Systems, Inc.                                    11,050         365,976
Quest Software, Inc. *                                   21,050         287,754
Synchronoss Technologies Inc.*                           48,750         377,813
Tibco Software Inc.*                                     60,650         482,774
VeriFone Holdings Inc.*                                  16,250         459,062
                                                                   ------------
                                                                      2,393,671
                                                                   ------------

SPECIALTY RETAIL-4.5%
Aeropostale, Inc.*                                       17,100         473,841
AnnTaylor Stores Corporation*                             7,450         305,897
Gamestop Corp. Cl. A*                                    12,600         524,286
PETsMART, Inc.                                           16,500         388,740
Urban Outfitters, Inc.*                                  17,300         252,407
                                                                   ------------
                                                                      1,945,171
                                                                   ------------

WIRELESS TELECOMMUNICATION SERVICES-1.3%
SBA Communications Corporation Cl. A*                    22,650         540,882
                                                                   ------------

Total Common Stocks
  (Cost $37,801,159)                                                 40,840,989
                                                                   ------------

                                                    PRINCIPAL
SHORT-TERM INVESTMENTS-4.4%%                          AMOUNT
                                                   ------------

U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 4.85%, 8/1/06
  (Cost $1,900,000)                                $  1,900,000       1,900,000
                                                                   ------------

Total Investments
  (Cost $39,701,159)(a)                                    99.6%     42,740,989
Other Assets in Excess of Liabilities                       0.4         150,718
                                                   ------------    ------------
Net Assets                                                100.0%   $ 42,891,707
                                                   ============    ============


* None-income producing security.

# American Depositary Receipts.

(a) At July 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $39,701,159, amounted to $3,039,830 which consisted of aggregate gross unrealized appreciation of $4,799,911 and aggregate gross unrealized depreciation of $1,760,081.

THE ALGER FUNDS
ALGER TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2006

COMMON STOCKS-91.6%                                    SHARES          VALUE
                                                   ------------    ------------

COMMERCIAL SERVICES & SUPPLIES-3.0%
Traffic.com, Inc.*                                          500           2,890
West Corporation*                                         2,750    $    131,230
                                                                   ------------
                                                                        134,120
                                                                   ------------

COMMUNICATION EQUIPMENT-8.2%
Cisco Systems, Inc.*                                      8,450         150,833
Corning Incorporated*                                     4,100          78,187
Motorola, Inc.                                            3,400          77,384
Research In Motion Limited*                                 840          55,129
                                                                   ------------
                                                                        361,533
                                                                   ------------

COMPUTER SERVICES-1.4%
Embarcadero Technologies, Inc.*                          10,260          60,329
                                                                   ------------

COMPUTER SOFTWARE-1.1%
Parametric Technology Corporation*                        3,225          49,859
                                                                   ------------

COMPUTERS & PERIPHERALS-8.2%
Apple Computer, Inc.*                                     2,135         145,095
Mobility Electronics, Inc.*                               6,195          34,816
Network Appliance, Inc.*                                  3,050          90,555
Western Digital Corporation*                              5,215          91,471
                                                                   ------------
                                                                        361,937
                                                                   ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS-2.7%
Multi-Fineline Electronix, Inc.*                          4,750         118,085
                                                                   ------------

INFORMATION TECHNOLOGY SERVICES-5.9%
Accenture Ltd. Cl. A*                                     3,655         106,945
Cognizant Technology Solutions Corporation Cl. A*           850          55,666
Kanbay International Inc.*                                6,760          98,020
                                                                   ------------
                                                                        260,631
                                                                   ------------

INTERNET & CATALOG RETAIL-1.6%
eBay Inc.*                                                2,860          68,840
                                                                   ------------

INTERNET SOFTWARE & SERVICES-10.9%
DealerTrack Holdings Inc.*                                4,980          97,658
Omniture Inc.*                                           12,360          89,116
WebEx Communications, Inc.*                               2,300          78,844
WebSideStory, Inc.*                                       5,065          61,945
Yahoo! Inc.*                                              5,685         154,291
                                                                   ------------
                                                                        481,854
                                                                   ------------

MEDIA-3.1%
Focus Media Holding Limited ADR*#                           685          42,888
NeuStar, Inc. Cl. A*                                      3,060          94,432
                                                                   ------------
                                                                        137,320
                                                                   ------------

SEMICONDUCTOR CAPITAL EQUIPMENT-4.7%
FormFactor Inc.*                                          2,595         111,248
SiRF Technology Holdings, Inc.*                           5,050          96,454
                                                                   ------------
                                                                        207,702
                                                                   ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-8.8%
Freescale Semiconductor Inc. Cl. A*                       2,840          81,309
Marvell Technology Group Ltd.*                            3,810          70,676
Microsemi Corporation*                                    3,600          91,080
Tessera Technologies Inc.*                                3,165          99,603
Texas Instruments Incorporated                            1,600          47,647
                                                                   ------------
                                                                        390,315
                                                                   ------------

SOFTWARE-32.0%
Adobe Systems Incorporated                                3,210          91,517
BEA Systems, Inc.*                                        7,645          89,752
Business Objects S.A. Sponsored ADR*#                     3,255          79,194
Cognos, Inc.*                                             1,600          50,000
Electronic Arts Inc.*                                     1,450          68,310
Microsoft Corporation                                     6,760         162,443
Oracle Corporation*                                       8,560         128,143
Quest Software, Inc.*                                     7,225          98,766
Symantec Corporation*                                    11,600         201,491
Synchronoss Technologies Inc.*                           12,920         100,130
Tibco Software Inc.*                                     26,290         209,268
VeriFone Holdings Inc.*                                   4,765         134,611
                                                                   ------------
                                                                      1,413,625
                                                                   ------------

Total Common Stocks
  (Cost $4,501,391)                                                   4,046,150
                                                                   ------------
                                                    PRINCIPAL
SHORT-TERM INVESTMENTS-4.6%                           AMOUNT
                                                   ------------
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 4.85%, 8/1/06
  (Cost $204,000)                                  $    204,000         204,000
                                                                   ------------

Total Investments
  (Cost $4,705,391)                                        96.2%      4,250,150
Other Assets in Excess of Liabilities                       3.8         165,404
                                                   ------------    ------------
Net Assets                                                100.0%   $  4,415,554
                                                   ============    ============

* Non-income producing securities.

# American Depositary Receipts.

a) At July 31, 2006, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $4,705,391, amounted to $455,241 which consisted of aggregate gross unrealized appreciation of $104,076 and aggregate gross unrealized depreciation of $559,317.

THE ALGER FUNDS
ALGER CORE FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2006

                                                     PRINCIPAL
CORPORATE BONDS-35.5%                                 AMOUNT          VALUE
                                                   ------------    ------------

BEVERAGES-.7%
Sabmiller PLC, 5.80%, 7/1/09(a)                    $     40,000    $     40,021
                                                                   ------------

CABLE-.9%
Cox Communications, Inc., 4.625%, 6/1/13                 50,000          45,454
                                                                   ------------

CAPITAL MARKETS-4.2%
Allied Capital Corp., 6.625%, 7/15/11                    75,000          75,303
J.P. Morgan Chase & Co., 5.60%, 6/1/11                   75,000          75,231
Lehman Brothers Holdings, 5.75%, 5/17/13                 75,000          74,816
                                                                   ------------
                                                                        225,350
                                                                   ------------

COMMERCIAL BANKS-1.7%
Wells Fargo Bank, 5.75%, 5/16/16                         90,000          89,854
                                                                   ------------

ELECTRIC UTILITIES-3.0%
Appalachian Power Co., 5.55%, 4/1/11                     80,000          79,405
General Electric Capital Corp., 5.50%, 4/28/11           80,000          80,114
                                                                   ------------
                                                                        159,519
                                                                   ------------

ENERGY-1.4%
Encana Holdings Financial Corp., 5.80%, 5/1/14           75,000          74,147
                                                                   ------------

FINANCE-2.3%
Farmer Mac Guaranteed Notes
  Series 06-2, 5.50%, 7/15/11(a)                        100,000         100,189
Residential Capital, 6.50%, 4/17/13                      25,000          24,904
                                                                   ------------
                                                                        125,093
                                                                   ------------

FINANCE-3.1%
Merrill Lynch Mortgage Trust, 5.66%, 5/12/39             75,000          75,172
Merrill Lynch Mortgage Trust, 4.855%, 10/12/41          100,000          94,537
                                                                   ------------
                                                                        169,709
                                                                   ------------

FINANCIAL SERVICES-1.9%
Citibank Credit Card Issuance Trust, 5.70%, 5/15/13     100,000         101,270
                                                                   ------------

FINANCIAL SERVICES-1.9%
JP Morgan Chase Commercial Mortgage
  Securities Co., 5.875%, 4/15/45                       100,000         101,761
                                                                   ------------

HEALTH CARE PROVIDERS & SERVICES-1.4%
Aetna Inc., 6.00%, 6/15/16                               75,000          75,137
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE-.3%
MGM MIRAGE, 6.75%, 4/1/13(a)                             15,000          14,475
                                                                   ------------

INDUSTRIAL CONGLOMERATES-1.4%
Textron Financial Corporation, 5.875%, 6/1/07            75,000          75,239
                                                                   ------------

MACHINERY-1.4%
The Manitowoc Co. Inc., 7.125%, 11/1/13                  75,000          72,562
                                                                   ------------
MACHINERY-1.9%
CNH Equipment Trust, 5.20 8/16/10                       100,000          99,733
                                                                   ------------

MEDIA-1.4%
Clear Channel Communications, Inc.
  Senior Notes, 5.75%, 1/15/13                           80,000          75,295
                                                                   ------------

REAL ESTATE-1.4%
ProLogis, 5.75%, 4/1/16                                  75,000          72,946
                                                                   ------------

SPECIALTY RETAIL-1.9%
AutoZone, Inc., 6.95%, 6/15/16                          100,000         101,592
                                                                   ------------

TELEPHONES-1.9%
AT&T Inc. Floating Rate Note, 5.26%, 5/15/08            100,000         100,085
                                                                   ------------

WIRELESS TELECOMMUNICATION SERVICES-1.4%
Vodafone Group PLC, 5.50%, 6/15/11                       75,000          73,952
                                                                   ------------

Total Corporate Bonds
  (Cost $1,892,864)                                                   1,893,194
                                                                   ------------

U.S. GOVERNMENT & AGENCY OBLIGATION-57.2%
Federal Home Loan Mortgage Corporation,
  5.25%, 3/16/09                                        175,000         174,353
  5.75%, 6/27/16                                        200,000         202,652
  5.75%, 12/15/18                                        95,724          95,289
  5.50%, 10/15/31                                        75,000          73,359
  6.00%, 5/15/32                                        100,000          99,910
Federal National Mortgage Association,
  5.17%, 2/23/09                                        175,000         174,283
  4.50%, 2/15/11                                        150,000         145,679
  6.00%, 6/25/16                                         98,049          98,320
  5.75%, 9/25/20                                         97,643          97,225
  6.00%, 4/25/35                                        120,000         119,316
Federal Home Loan Banks,
  5.10%, 3/6/08                                         200,000         199,438
U.S. Treasury Notes,
  4.375%, 5/15/07                                       175,000         174,023
  4.375%, 1/31/08                                       275,000         272,465
  4.75%, 11/15/08                                       380,000         378,397
  4.50%, 2/15/09                                        330,000         326,558
  3.50%, 11/15/09                                       230,000         220,252
  4.50%, 2/28/11                                         50,000          49,178
  4.875%, 2/15/12                                        50,000          49,947
  4.25%, 11/15/13                                       100,000          95,793
                                                                   ------------

Total U.S. Government & Agency Obligations
     (Cost $3,055,568)                                                3,046,437
                                                                   ------------

SHORT-TERM INVESTMENTS-6.5%
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 4.85%, 8/1/06
  (Cost $346,000)                                       346,000         346,000
                                                                   ------------

Total Investments
  (Cost $5,294,432)(b)                                     99.2%      5,285,631
Other Assets in Excess of Liabilities                       0.8          42,696
                                                   ------------    ------------
Net Assets                                                100.0%   $  5,328,327
                                                   ============    ============

(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities are deemed to be liquid and represent 2.9% of net assets of the Fund.

(b) At July 31, 2006, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $5,294,432 amounted to $8,801 which consisted of aggregate gross unrealized appreciation of $15,910 and aggregate gross unrealized depreciation of $24,711.

THE ALGER FUNDS
ALGER MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2006
                                                    PRINCIPAL
U.S. AGENCY OBLIGATIONS-100.2%                        AMOUNT           VALUE
                                                   ------------    ------------
Federal National Mortgage Association,
  5.20%, 8/29/06                                   $  8,100,000    $  8,067,240
  5.21%, 9/1/06                                       8,000,000       7,964,109
Federal Home Loan Banks,
  4.90%, 8/10/06                                      8,000,000       7,990,200
  5.12%, 8/10/06                                      9,100,000       9,088,352
  5.18%, 9/15/06                                      9,100,000       9,041,077
  4.85%, 8/1/06                                      14,870,000      14,870,000
                                                                   ------------

Total U.S. Agency Obligations
  (Cost $57,020,978)                                                 57,020,978
                                                                   ------------

REPURCHASE AGREEMENTS-.4%
Securities Held Under Repurchase Agreements,
  4.75%, 8/01/06, with State Street Bank and
  Trust Company dtd 7/31/06, repurchase price
  $229,500, collateralized by Federal National
  Mortgage Association (par value $420,000,
  4.00%, due 5/1/10, (Cost $229,500)                    229,500         229,500
                                                                   ------------

Total Investments
  (Cost $57,250,478)(a)                                   100.6%     57,250,478
Liabilities in Excess of Other Assets                      (0.6)       (328,958)
                                                   ------------    ------------
Net Assets                                                100.0%   $ 56,921,520
                                                   ============    ============


(a) At July 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes was the same as the cost for financial reporting purposes.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant's principal executive officer and principal financial officer found Registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


The Alger Funds



By /s/Daniel C. Chung


Daniel C. Chung

President

Date: September 26, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By /s/Daniel C. Chung


Daniel C. Chung

President

Date: September 26, 2006




By /s/Frederick A. Blum


Frederick A. Blum

Treasurer

Date: September 26, 2006